Convertible Debenture	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
10. Convertible Debenture

	January 31, 2020 $	January 31, 2019 $	February 1, 2018 $

March 2, 2018 note	–	3,476,690	–

	–	3,476,690	–

On March 2, 2018, the Company issued convertible debentures with two non-related parties totaling $5,000,000. The debentures were secured under a General Security Agreement, bore interest at 10% per annum payable quarterly and matured on March 2, 2019. The notes were convertible into common shares at a conversion price equal to $1.74 per common share. The Company issued 172,413 share purchase warrants with an exercise price of $1.74 and three year expiry as finder’s fee for the convertible debentures. The effective interest rate had been determined as 29% per annum after deducting all the loan discounts.

On October 22, 2018, $1,500,000 of the convertible debentures were settled through the issuance of 3,750,000 units of the Company with each unit consisting of one common share and one share purchase warrant with an exercise price of $0.60 and three year expiry. The common shares issued were valued at $0.43 per share and warrants issued were valued at $0.26 per warrant for total value of $2,600,856. The fair value of warrants was calculated using volatility of 110%, interest-free rate of 2.30%, nil expected dividend yield and expected life of 3 years. The Company considered the settlement to be an extinguishment of the $1,500,000 of the convertible debentures and recorded a loss on extinguishment of debentures of $1,240,773 during the year ended January 31, 2019.

On October 22, 2018, the Company modified the conversion price on the remainder of the convertible debentures, totaling $3,500,000, to $0.42 per common share. The Company did not consider the modification to be an extinguishment of the $3,500,000 of the convertible debentures.

On March 2, 2019, the Company repaid $750,000 of the convertible debentures and extended the maturity of the remainder of the convertible debentures to June 2, 2019 for an extension fee of $250,000. The Company considered the extension to be a modification of the convertible debentures. The effective interest rate for the remaining terms of the convertible debentures had been determined as 46% per annum.

On May 16, 2019, the Company issued 595,238 common shares pursuant to the conversion of $250,000 of the Company convertible debentures (Note 12(g)). On the same date, the Company repaid the remaining principal amount of the convertible debentures of $2,500,000. Interest accretion expense on convertible debentures for the years ended January 31, 2020 and 2019 was $380,754 and $1,078,141, respectively.